Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 18: LEASES

Set out below are the carrying amounts of the Company’s ROU assets and lease liabilities and their activity during the years ended December 31, 2022 and 2021:

	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As of January 1, 2022	9,038	283	76	9,397	13,573
Additions and extensions to ROU assets	9,526	118	1,693	11,337	11,354
Depreciation	(1,975)	(129)	(121)	(2,225)	—
Lease termination	(104)	(7)	—	(111)	(112)
Impairment	(791)	—	(1,243)	(2,034)	—
Payments	—	—	—	—	(7,528)
Interest	—	—	—	—	1,451
Foreign exchange	—	—	—	—	(874)
As of December 31, 2022	15,694	265	405	16,364	17,864
Less current portion of lease liabilities					(3,649)
Non-current portion of lease liabilities					14,215

	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As of January 1, 2021	5,129	180	84	5,393	11,023
Additions and extensions to ROU assets	5,713	205	21	5,939	5,911
Additions to property, plant and equipment	—	—	—	—	7,786
Depreciation	(1,040)	(99)	(29)	(1,168)	—
Lease termination	(764)	(3)	—	(767)	(892)
Lease liabilities converted to long-term debt	—	—	—	—	(3,904)
Payments	—	—	—	—	(5,746)
Issuance of warrants	—	—	—	—	(2,160)
Interest	—	—	—	—	1,513
Foreign exchange	—	—	—	—	42
As of December 31, 2021	9,038	283	76	9,397	13,573
Less current portion of lease liabilities					(4,346)
Non-current portion of lease liabilities					9,227

a.	2022 lease activity

The Company maintains one lease agreement for mining hardware, consisting of 3,000 Whatsminer M31S+ Miners, with a net book value of approximately $3,330, classified as property, plant and equipment under BVVE and electrical equipment as described in Note 12.

During the year ended December 31, 2022, the Company recognized an impairment loss of $2,034 on the Company’s ROU assets. Refer to Note 11 for more details.

b.	2021 lease activity

During the year ended December 31, 2021, the Company modified the terms of three two-year lease agreements for mining hardware, with a balance of $3,904 at the time of conversion, in June 2021, resulting in the lease liabilities being reclassified to long-term debt as described in Note 17b. No changes were made to the payment terms, interest rate or security interest of the former leases. As of December 31, 2021, the Company maintained one lease agreement for mining hardware, consisting of 3,000 Whatsminer M31S+, with a net book value of approximately $5,422, classified as property, plant and equipment under BVVE and electrical equipment.

During the year ended December 31, 2021, the Company issued 468,000 warrants to the former lessor for a total cost of $2,160. The cost of these warrants was added to the cost of the leased assets which were recorded as an addition to property, plant and equipment and will be amortized over the useful life of the corresponding assets.